SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Disclosure of Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
21. SHARE-BASED COMPENSATION

Equity incentive plans

The Group has several equity incentive plans under which a combination of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one Ferrari common share, have been awarded to the Executive Chairman, the Chief Executive Officer (“CEO”), members of the Ferrari Leadership Team (“FLT”) and other employees of the Group.

Equity Incentive Plan 2021-2023

In the first quarter of 2024, 41,338 2021-2023 PSU awards vested (representing 122 percent of the target PSU awards) as a result of the achievement of the related performance conditions and 29,550 2021-2023 RSU awards vested upon achievement of the related service conditions As a result, 70,888 common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2024. There are no further awards outstanding for the Equity Incentive Plan 2021-2023.

Equity Incentive Plan 2022-2024

In the first quarter of 2025, 91,414 2022-2024 PSU awards vested (representing 149 percent of the target PSU awards that remained outstanding at the time of vesting) as a result of the achievement of the related performance conditions and 21,437 2022-2024 RSU awards vested upon achievement of the related service conditions. As a result, 112,851 common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2025. There are no further awards outstanding for the Equity Incentive Plan 2022-2024.

Equity Incentive Plan 2023-2025

Under the Equity Incentive Plan 2023-2025 approved in 2023, the Company awarded approximately 58 thousand 2023-2025 PSUs to the Executive Chairman, the CEO, the remaining members of the FLT and other employees of the Group, and approximately 22 thousand 2023-2025 RSUs to members of the FLT and other employees of the Group. These PSUs and RSUs cover the three-year performance and service periods from 2023 to 2025.

2023-2025 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators as follows:

(i)TSR Target - 40 percent of the awards vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eleven companies;
(ii)EBITDA Target - 40 percent of the awards vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)ESG Target - 20 percent of the awards vest based on the achievement of defined objectives relating to environmental and social factors. In particular, 50 percent of the ESG Target is based on the reduction of CO2 carbon emissions and 50 percent is based on the maintenance of the Equal Salary certification.
Each target is settled independently of the other targets.

In March 2026, 76,397 2023-2025 PSU awards are expected to vest (representing approximately 145 percent of the target PSU awards that remained outstanding at the time of vesting) as a result of the achievement of the related performance conditions and an equal number of common shares held in treasury will be assigned to participants of the plan, following which there will be no further 2023-2025 PSU awards outstanding.

2023-2025 RSU awards

In March 2026, 18,876 2023-2025 RSU awards are expected to vest as a result of the achievement of the related service condition, which is the recipient’s continued employment with the Company at the time of vesting, and an equal number of common shares held in treasury will be assigned to participants of the plan, following which there will be no further 2023-2025 RSU awards outstanding.

Equity Incentive Plan 2024-2026

Under a new Equity Incentive Plan 2024-2026 approved in 2024, the Company awarded approximately 41 thousand 2024-2026 PSUs to the Executive Chairman, the CEO, members of the FLT and other employees of the Group, and approximately 15 thousand 2024-2026 RSUs to members of the FLT and other employees of the Group. The 2024-2026 PSUs and 2024-2026 RSUs cover the three-year performance and service periods from 2024 to 2026.

2024-2026 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators described below.

(i)TSR Target - 40 percent of the awards vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eleven companies;
(ii)EBITDA Target - 40 percent of the awards vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)ESG Target - 20 percent of the awards vest based on the achievement of defined objectives relating to environmental and social factors, with 50 percent of the ESG Target based on the reduction of CO2 carbon emissions and 50 percent based on the maintenance of the Equal Salary certification.
Each target is settled independently of the other targets. The awards vest in 2027 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.

2024-2026 RSU awards

The awards vest in 2027, subject to the recipient’s continued employment with the Company at the time of vesting.

Equity Incentive Plan 2025-2027

Under a new Equity Incentive Plan 2025-2027 approved in 2025, the Company awarded approximately 33 thousand 2025-2027 PSUs to the Executive Chairman, the CEO, members of the FLT and other employees of the Group, and approximately 13 thousand 2025-2027 RSUs to members of the FLT and other employees of the Group. The 2025-2027 PSUs and 2025-2027 RSUs cover the three-year performance and service periods from 2025 to 2027.

2025-2027 PSU awards

The vesting of the awards is based on the achievement of defined key performance indicators described below.

(i)TSR Target - 40 percent of the 2025-2027 PSUs vest based on the Company's TSR performance over the relevant performance period compared to the industry specific peer group presented below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	175%
2	150%
3	125%
4	100%
5	75%
6	50%
>6	0%
The defined peer group (including Ferrari) for the TSR Target is presented below.

Ferrari	Aston Martin	Brunello Cucinelli	Burberry
Hermes	Kering	LVMH	Moncler
Prada	Porsche AG	Richemont

(ii)EBITDA Target - 40 percent of the 2025-2027 PSUS vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+15%	175%
+10%	150%
+5%	125%
Business Plan Target	100%
-5%	75%
<-5%	—%
(iii)ESG Target - 20 percent of the 2025-2027 PSUs vest based on the achievement of defined objectives relating to environmental and social factors, with 50 percent of the ESG Target based on the reduction of CO2 carbon emissions and 50 percent based on the achievement of targets relating to female presence in sub-top positions.

Each target is settled independently of the other targets. The awards vest in 2027 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.

2025-2027 RSU awards
The awards vest in 2028, subject to the recipient’s continued employment with the Company at the time of vesting.
Supplemental information relating to the Equity Incentive Plan 2025-2027 is summarized below.
Fair value and key assumptions
The fair value of the PSUs and RSUs that were awarded under the Equity Incentive Plan 2025-2027, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan 2025-2027
PSUs	€365.20
RSUs	€376.95

The fair value of the 2025-2027 PSU awards was measured at the grant date using a Monte Carlo Simulation model. The fair value of the 2025-2027 RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions that the recipients will not receive during the vesting period.
The key assumptions utilized to calculate the grant date fair values of the PSUs that were awarded under the Equity Incentive Plan 2025-2027 are summarized below.

Equity Incentive Plan 2025-2027
Grant date share price	€384.30
Expected volatility	25.43%
Dividend yield	0.64%
Risk-free rate	2.40%
The expected volatility was based on the observed volatility of the defined peer group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.
Broad-based employee share ownership plan

In November 2023, the Company launched a broad-based employee share ownership plan under which each employee is given the option to become a shareholder of the Company, receiving a one-off grant of shares worth up to a maximum of approximately €2 thousand. If the employee holds the shares for at least 36 months, the Company will grant them an additional tranche of shares, from a minimum of one share and up to 15 percent of the value of the first allocation. In 2024, 24,715 share awards vested and the Company granted an additional 2,796 share awards. Starting in 2025, certain employees were given the opportunity, under specific conditions, to receive part of their “Premio di Competitività” in Company shares. In 2025, the Company made a grant of 2,055 share awards and 14,343 share awards vested under these arrangements.

Other share-based compensation

In 2023, 6,838 share awards granted to certain employees in 2022 and which each represent the right to receive one Ferrari common share, vested, while 1,309 awards and 279 awards were forfeited in 2023 and 2024, respectively. The fair value of the awards was equal to €203 per award, measured using the share price at the grant date adjusted for the present value of future distributions which the recipients will not receive during the vesting period.

The Company also provides share-based payments for services received as part of commercial agreements with certain suppliers.

Outstanding share awards

The following table presents the changes to the outstanding share awards under the Group’s share-based payment arrangements.

	PSU Awards	RSU Awards	Other Awards	Total Outstanding Awards
Balance at December 31, 2023	154,379	73,245	63,699	291,323
Granted	40,885	15,401	2,796	59,082
Vested	(33,924)	(29,550)	(24,715)	(88,189)
Forfeited and other	(3,961)	(2,241)	(7,102)	(13,304)
Balance at December 31, 2024	157,379	56,855	34,678	248,912
Granted	33,351	12,612	53,364	99,327
Vested	(61,558)	(21,437)	(46,225)	(129,220)
Forfeited and other	(5,959)	(3,052)	(14,589)	(23,600)
Balance at December 31, 2025	123,213	44,978	27,228	195,419
Share-based compensation expense

The share based compensation expense recognized for the years ended December 31, 2025, 2024 and 2023 is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Equity incentive plans and other share-based awards	16,748	18,280	15,154
Commercial agreements with suppliers	4,260	4,813	4,563
Broad-based employee share ownership plan	6,538	875	10,222
Total share-based compensation expense	27,546	23,968	29,939